Mortgage Banking Activities, Mortgage Banking Noninterest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Servicing fees:
Contractually specified servicing fees	$ 3,613	$ 3,603	$ 3,778
Late charges	162	172	180
Ancillary fees	182	199	229
Unreimbursed direct servicing costs	(331)	(582)	(819)
Net servicing fees	3,626	3,392	3,368
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions	960	(126)	565
Changes due to collection/realization of expected cash flows over time	(1,875)	(1,989)	(2,160)
Total changes in fair value of MSRs carried at fair value	(915)	(2,115)	(1,595)
Amortization	(266)	(263)	(269)
Net derivative gains (losses) from economic hedges	(1,072)	413	261
Total servicing income, net	1,373	1,427	1,765
Net gains on mortgage loan origination/sales activities	1,644	2,923	4,331
Total mortgage banking noninterest income	3,017	4,350	6,096
Market-related valuation changes to MSRs, net of hedge results	$ (112)	$ 287	$ 826